First Trust S&P 500 Diversified Free Cash Flow ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	268 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Sector-Neutral FCF Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.42%	17.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%	11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%	11.07%
First Trust S&P 500 Diversified Free Cash Flow ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.62%	16.41%
Performance Inception Date	Aug. 22, 2023
First Trust S&P 500 Diversified Free Cash Flow ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.87%	15.59%
First Trust S&P 500 Diversified Free Cash Flow ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.81%	12.39%